Inventories	12 Months Ended
Mar. 31, 2012
Inventories [Abstract]
INVENTORIES
9.	INVENTORIES

	March 31, 2012	March 31, 2011
	US$	US$
Raw materials	2,716,414	5,697,795
Work in progress	780,588	3,010,686
Finished goods	1,877,190	2,140,890

	5,374,192	10,849,371

For the fiscal years ended March 31, 2012, 2011 and 2010, a write-down of inventories to fair market value of US$932,848, US$405,313 and US$398,474 respectively, was recognized in the consolidated statement of operations, of which US$548,293, US$42,004 and US$104,883 were included in discontinued operations.